Investment Objectives and Goals - PL Growth and Income ETF	Oct. 22, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: PL GROWTH AND INCOME ETF
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The PL Growth and Income ETF (the “Fund”) seeks to provide long-term capital appreciation and income.